Prepaid expenses and other current assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments To Suppliers, Current	$ 1,389	$ 598
Prepaid Expense, Current	9,505	8,894
Value Added Tax Receivable, Current	11,485	15,470
Other Assets, Miscellaneous, Current	867	1,438
Prepaid Expense and Other Assets, Current	$ 23,246	$ 26,400